Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Details related to financial instruments
Financial assets

($ millions)	2019	2018
Long-term financial investments measured at FVOCI	31	19
Long-term financial investments measured at FVPL	28	67
Long-term receivables from customers	136	164
Minimum lease payments from finance lease agreements	78	91
Long-term loans, advances, and security deposits	34	47
Total financial assets	307	388

The below table provides detail related to financial instruments as of December 31, 2019 and 2018.

($ millions)	Note	2019	2018
Cash and cash equivalents
Cash in current accounts		392	227
Cash held in time deposits and money market funds		430	—
Total Cash and cash equivalents		822	227
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	31	19
Total financial assets - measured at FVOCI		31	19
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,390	1,253
Receivables from former parent	25	—	20
Income tax receivables		17	33
Other financial receivables from former parent	25	—	39
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	379	310
Long-term receivables from customers	12	136	164
Non-current minimum lease payments from finance lease agreements	12	78	91
Long-term loans, advances, and security deposits	12	34	47
Total financial assets - measured at amortized costs		2,034	1,957
Financial assets - measured at fair value through profit and loss ("FVPL")
Current portion of long-term financial investments	15	33	31
Derivative fInancial instruments	15	1	—
Long-term financial investments	12	28	67
Total financial assets - measured at FVPL		62	98
Total financial assets		2,949	2,301
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	245	47
Lease liabilities	16	61	—
Trade payables		833	663
Payables to former parent	25	—	85
Other financial liabilities to former parent	25	—	67
Total current financial liabilities - measured at amortized cost or cost		1,139	862
Non-current financial liabilities
Financial debts	17	3,218	—
Lease liabilities	16	280	89
Total non-current financial liabilities - measured at amortized cost or cost		3,498	89
Total financial liabilities - measured at amortized cost or cost		4,637	951
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	243	162
Derivative financial instruments	17	16	—
Total financial liabilities - measured at FVPL		259	162
Total financial liabilities		4,896	1,113
Net financial assets and financial liabilities		(1,947)	1,188
(1)
The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029 and 2049 notes recorded in Non-current financial debts with a fair value of $2,049 million and carrying value of $1,979 million as of December 31, 2019. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Details related to financial instruments
The below table provides detail related to financial instruments as of December 31, 2019 and 2018.

($ millions)	Note	2019	2018
Cash and cash equivalents
Cash in current accounts		392	227
Cash held in time deposits and money market funds		430	—
Total Cash and cash equivalents		822	227
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	31	19
Total financial assets - measured at FVOCI		31	19
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,390	1,253
Receivables from former parent	25	—	20
Income tax receivables		17	33
Other financial receivables from former parent	25	—	39
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	379	310
Long-term receivables from customers	12	136	164
Non-current minimum lease payments from finance lease agreements	12	78	91
Long-term loans, advances, and security deposits	12	34	47
Total financial assets - measured at amortized costs		2,034	1,957
Financial assets - measured at fair value through profit and loss ("FVPL")
Current portion of long-term financial investments	15	33	31
Derivative fInancial instruments	15	1	—
Long-term financial investments	12	28	67
Total financial assets - measured at FVPL		62	98
Total financial assets		2,949	2,301
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	245	47
Lease liabilities	16	61	—
Trade payables		833	663
Payables to former parent	25	—	85
Other financial liabilities to former parent	25	—	67
Total current financial liabilities - measured at amortized cost or cost		1,139	862
Non-current financial liabilities
Financial debts	17	3,218	—
Lease liabilities	16	280	89
Total non-current financial liabilities - measured at amortized cost or cost		3,498	89
Total financial liabilities - measured at amortized cost or cost		4,637	951
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	243	162
Derivative financial instruments	17	16	—
Total financial liabilities - measured at FVPL		259	162
Total financial liabilities		4,896	1,113
Net financial assets and financial liabilities		(1,947)	1,188

(1)
The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029 and 2049 notes recorded in Non-current financial debts with a fair value of $2,049 million and carrying value of $1,979 million as of December 31, 2019. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of fair value measurement of assets
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2019 and 2018.

	December 31, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	31	—	31
Long-term financial investments measured at FVPL	—	—	28	—	28
Long-term receivables from customers	—	—	—	136	136
Non-current minimum lease payments from finance lease agreements	—	—	—	78	78
Long-term loans, advances, and security deposits	—	—	—	34	34
Total non-current financial assets	—	—	59	248	307
Current financial assets
Money market funds	120	—	—	—	120
Current portion of long-term financial investments measured at FVPL(1)	—	—	33	—	33
Current portion of long-term receivables from customers(1)	—	—	—	122	122
Current portion of minimum lease payments from finance lease agreements(1)	—	—	—	46	46
Other receivables, security deposits and current assets(1)	—	—	—	147	147
VAT receivables(1)	—	—	—	64	64
Derivative financial instruments(1)	—	1	—	—	1
Total current financial assets	120	1	33	379	533
Total financial assets at fair value and amortized cost or cost	120	1	92	627	840
Financial liabilities
Contingent consideration liabilities	—	—	(243)	—	(243)
Non-current financial debt	—	—	—	(3,218)	(3,218)
Current financial debt	—	—	—	(245)	(245)
Derivative financial instruments	—	(16)	—	—	(16)
Total financial liabilities at fair value and amortized cost	—	(16)	(243)	(3,463)	(3,722)

(1)	Recorded in Other current assets.

	December 31, 2018
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	19	—	19
Long-term financial investments measured at FVPL	—	—	67	—	67
Long-term receivables from customers	—	—	—	164	164
Non-current minimum lease payments from finance lease agreements	—	—	—	91	91
Long-term loans, advances, and security deposits	—	—	—	47	47
Total non-current financial assets	—	—	86	302	388
Current financial assets(1)
Current portion of long-term financial investments measured at FVPL	—	—	31	—	31
Current portion of long-term receivables from customers	—	—	—	133	133
Current portion of minimum lease payments from finance lease agreements	—	—	—	57	57
Other receivables, security deposits and current assets	—	—	—	52	52
VAT receivables	—	—	—	68	68
Derivative financial instruments	—	—	—	—	—
Total current financial assets	—	—	31	310	341
Total financial assets at fair value and amortized cost or cost	—	—	117	612	729
Financial liabilities
Contingent consideration liabilities	—	—	(162)	—	(162)
Non-current financial debt	—	—	—	—	—
Current financial debt	—	—	—	(47)	(47)
Derivative financial instruments	—	—	—	—	—
Total financial liabilities at fair value and amortized cost	—	—	(162)	(47)	(209)
(1)
Current financial assets referenced in the above table are recorded in Other current assets.

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2019	2018	2019	2018
Balance as of January 1(1)	19	26	98	78
Additions	17	11	34	92
Cash receipts and payments	—	—	(7)	(5)
Gains/(losses) recognized in consolidated statements of comprehensive (loss)/income	(7)	(23)	—	—
Unrealized gains/(losses) in consolidated income statements	—	—	(3)	7
Amortization	—	—	(61)	(74)
Reclassification	2	5	—	—
Balance as of December 31	31	19	61	98
(1)
January 1, 2018 balances reflected in this table are as adjusted for adoption of IFRS 9, Financial Instruments.

Disclosure of fair value measurement of liabilities

	Contingent consideration liabilities
($ millions)	2019	2018
Balance as of January 1	(162)	(113)
Additions	(135)	(102)
Accretion for passage of time	(21)	(9)
Adjustments for changes in assumptions	75	62
Payments	—	—
Balance as of December 31	(243)	(162)

The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2019 and 2018.

	December 31, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	31	—	31
Long-term financial investments measured at FVPL	—	—	28	—	28
Long-term receivables from customers	—	—	—	136	136
Non-current minimum lease payments from finance lease agreements	—	—	—	78	78
Long-term loans, advances, and security deposits	—	—	—	34	34
Total non-current financial assets	—	—	59	248	307
Current financial assets
Money market funds	120	—	—	—	120
Current portion of long-term financial investments measured at FVPL(1)	—	—	33	—	33
Current portion of long-term receivables from customers(1)	—	—	—	122	122
Current portion of minimum lease payments from finance lease agreements(1)	—	—	—	46	46
Other receivables, security deposits and current assets(1)	—	—	—	147	147
VAT receivables(1)	—	—	—	64	64
Derivative financial instruments(1)	—	1	—	—	1
Total current financial assets	120	1	33	379	533
Total financial assets at fair value and amortized cost or cost	120	1	92	627	840
Financial liabilities
Contingent consideration liabilities	—	—	(243)	—	(243)
Non-current financial debt	—	—	—	(3,218)	(3,218)
Current financial debt	—	—	—	(245)	(245)
Derivative financial instruments	—	(16)	—	—	(16)
Total financial liabilities at fair value and amortized cost	—	(16)	(243)	(3,463)	(3,722)

(1)	Recorded in Other current assets.

	December 31, 2018
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	19	—	19
Long-term financial investments measured at FVPL	—	—	67	—	67
Long-term receivables from customers	—	—	—	164	164
Non-current minimum lease payments from finance lease agreements	—	—	—	91	91
Long-term loans, advances, and security deposits	—	—	—	47	47
Total non-current financial assets	—	—	86	302	388
Current financial assets(1)
Current portion of long-term financial investments measured at FVPL	—	—	31	—	31
Current portion of long-term receivables from customers	—	—	—	133	133
Current portion of minimum lease payments from finance lease agreements	—	—	—	57	57
Other receivables, security deposits and current assets	—	—	—	52	52
VAT receivables	—	—	—	68	68
Derivative financial instruments	—	—	—	—	—
Total current financial assets	—	—	31	310	341
Total financial assets at fair value and amortized cost or cost	—	—	117	612	729
Financial liabilities
Contingent consideration liabilities	—	—	(162)	—	(162)
Non-current financial debt	—	—	—	—	—
Current financial debt	—	—	—	(47)	(47)
Derivative financial instruments	—	—	—	—	—
Total financial liabilities at fair value and amortized cost	—	—	(162)	(47)	(209)
(1)
Current financial assets referenced in the above table are recorded in Other current assets.